FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Millions	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of liquidity risk [line items]
Margin requirement	€ 46,000,000		€ 58,000,000
Revolving credit facilities outstanding availability	431,000,000
Liquidity value	899,000,000
Cash and cash equivalents	156,000,000		147,000,000		€ 290,000,000	€ 439,000,000
Undrawn facilities	743,000,000
Margin call
Disclosure of liquidity risk [line items]
Margin requirement	2,000,000		€ 0
Derivative classified as cash flow hedge
Disclosure of liquidity risk [line items]
Nominal amount hedging instrument | $		$ 248		$ 274
U.S. Revolving Facility
Disclosure of liquidity risk [line items]
Borrowing base	€ 481,000,000	500
French Inventory Based Facility
Disclosure of liquidity risk [line items]
Borrowing base | $		$ 100